Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Private hybrid bonds	₩ 398,518	₩ 398,518
Private hybrid bonds [Member]
Type	Unsecured subordinated bearer bond
Issuance date	Jun. 07, 2013
Maturity	June 7, 2073
Annual interest rate(%)	4.21%
Gross amount [member]
Private hybrid bonds	₩ 400,000
Issuance costs [Member]
Private hybrid bonds	₩ (1,482)